INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other Income Or Expenses, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expenses classified by nature and function
Net result from commercialization of agricultural products	$ (23,209)	$ (1,890,110)	$ (3,560,703)
Expenses recovery	609,191	6,808	336,815
Result of intangible sales		7,751,311
Other contingencies	(3,499,866)
Gain from a bargain purchase			1,032,327
Loss from impairment of intangible assets	(15,584,021)
Loss from impairment of other receivables from joint ventures and associates	(7,667,621)
Others	1,967,135	1,512,790	652,103
Total	(24,198,391)	$ 7,380,799	$ (1,539,458)
Allowance for obsolescence | Other receivables
Expenses classified by nature and function
Provision for allowance for credit loss	(7,700,000)
Moolec Science S.A.
Expenses classified by nature and function
Other receivables	9,600,000
Trigall Genetics S.A.
Expenses classified by nature and function
Other receivables	$ 6,200,000